Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 3,762	$ 4,069	$ 2,920
Other comprehensive income, net of tax:
Unrealized holding gain (loss) arising during the year, net of tax effect	(10,568)	3,348	8,341
Unrealized gain (loss) on derivatives	248	113	(138)
Reclassification adjustment for gains and OTTI losses included in net income	(832)	(1,104)	(1,810)
Comprehensive income (loss)	$ (7,390)	$ 6,426	$ 9,313